UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC
 445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Address of principal executive offices)

Blue Rock Advisors, Inc.
445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Name and address of agent for service)

Registrant’s telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.

Blue Rock Market Neutral Fund, LLC

 Schedule of Investments
December 31, 2009
 (Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity[3]

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia International Limited	$201,885	$265,016	0.14%	08/01/05	Quarterly
Scopia PX International Limited	9,500,000	10,776,818	5.57	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	10,230,048	8,343,496	4.31	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	6,663,436	7,438,010	3.84	02/01/08	Monthly

Cayman Islands - Market Neutral Equity
Altairis Offshore	3,657,733	4,876,113	2.52	01/01/06	Monthly
Altairis Offshore Levered	12,450,000	15,066,389	7.78	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	6,500,000	6,903,897	3.57	08/01/09	Monthly
Calvary Market Neutral Offshore, Ltd.	10,500,000	11,302,335	5.84	08/01/09	Quarterly
CZ Equilibria UK Fund Limited	8,700,000	9,079,860	4.69	03/01/08	Monthly
Dirigo, Ltd.	9,117,501	10,192,647	5.26	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	10,038,053	19,575,829	10.11	10/01/06	Quarterly
Frontpoint Offshore Healthcare Fund, L.P.	12,829,619	14,134,888	7.30	01/01/09	Quarterly
Frontpoint Offshore Utility and Energy Fund, L.P.	16,743,714	18,320,379	9.46	01/01/09	Quarterly
Loomis Sayles Consumer Discretionary
Hedge Fund, Ltd.	9,405,520	10,635,642	5.49	02/01/05	Monthly
Seasons Core Fund, Ltd.	1,442,513	1,443,591	0.75	10/01/07	Quarterly
Seasons Leveraged Core Fund, Ltd.	2,825,000	2,896,020	1.50	10/01/09	Quarterly
Seligman Spectrum Focus Fund	17,600,000	20,029,330	10.35	10/01/07	Monthly
STG Capital Fund, Ltd.	7,171,310	8,044,693	4.16	04/01/06	Quarterly
The Ratio European Fund	4,024,236	3,790,421	1.96	09/01/08	Monthly

Ireland - Market Neutral Equity
Lazard Japan Carina Fund, PLC	950,997	1,036,140	0.53	01/01/06	Monthly

Total Investment Funds	160,551,565	184,151,514	95.13

Limited Partnerships
United States - Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	3,610,150	4,085,316	2.11	08/01/07	Quarterly

Total Limited Partnerships	3,610,150	4,085,316	2.11

Total Investments in Portfolio Funds	$164,161,715	$188,236,830	97.24%

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)
December 31, 2009
 (Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio	$4,511,310	$4,511,310	2.33%

Total Investments in Portfolio Funds
and Short-Term Investments	$168,673,025	192,748,140	99.57

Other Assets less Liabilities		838,635	0.43

Members’ Capital		$193,586,775	100.00%

1All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.
2Not income producing.
3Unaudited.

The accompanying notes are an integral part of these financial statements.

Allocation by Sub-Strategy
December 31, 2009
 (Unaudited)

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements (the “Fair Value Statement”) effective for fiscal years beginning after November 15, 2007.  The Fair Value Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Fair Value Measurements establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information  available in the circumstances (unobservable inputs).  The Fund adopted the Fair Value Statement as of April 1, 2008.  In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly which provides guidance to estimating fair value when market activity has decreased, identifying transactions that are not orderly, and expands existing fair value disclosure to include a breakout of the current Fair Value Statement chart to add category and/or security types.  Additionally, entities are required to disclose the inputs and valuation techniques used to measure fair value.  The Fund adopted Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly as of June 30, 2009.  Under the Fair Value Statement, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The Fund has $188,236,830 of investments in Portfolio Funds which are reported at fair value. The Adviser has concluded the net asset value reported by the Portfolio Funds approximates the fair value of the Portfolio Funds. These investments are redeemable with each Portfolio Fund at net asset value under the original terms of the partnership agreements and/or subscription agreements and operations of the Portfolio Funds.  However, it is possible that these redemption rights may be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying Portfolio Fund agreements. The vast majority of the underlying securities held by the Portfolio Funds are liquid public equities, priced daily on a recognized exchange.  However, changes in market conditions and the economic environment may significantly impact the net asset value of the Portfolio Funds and, consequently, the fair value of the Fund’s interests in the Portfolio Funds.  Furthermore, changes to the liquidity provisions of the Portfolio Funds may significantly impact the fair value of the Fund’s interest in the Portfolio Funds.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda - Market Neutral Equity	$-	$-	$11,041,834	$11,041,834
British Virgin Islands - Market Neutral Equity	-	-	15,781,506	15,781,506
Cayman Islands - Market Neutral Equity	-	-	156,292,034	156,292,034
Ireland - Market Neutral Equity	-	-	1,036,140	1,036,140
Limited Partnerships
United States - Market Neutral Equity	-	-	4,085,316	4,085,316
Short-term Investments	4,511,310	-	-	4,511,310
Total	$4,511,310	$-	$188,236,830	$192,748,140

Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.  At December 31, 2009, the Fund had no financial instruments subject to this disclosure.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Beginning Balance	Realized	Change in unrealized	Net purchases	Ending balance
	4/1/2009	gain (loss)	appreciation (depreciation)	(sales)	12/31/2009
Investment Funds
Bermuda - Market Neutral Equity	$13,711,799	$1,004,691	$25,344	$(3,700,000)	$11,041,834
British Virgin Islands - Market Neutral Equity	15,547,166	120,779	1,313,561	(1,200,000)	15,781,506
Cayman Islands - Market Neutral Equity	155,282,367	4,098,760	7,080,853	(10,169,946)	156,292,034
Ireland - Market Neutral Equity	1,062,830	-	(26,690)	-	1,036,140
Limited Partnerships
United States - Market Neutral Equity	5,683,365	87,383	1,503,358	(3,188,790)	4,085,316
	$191,287,527	$5,311,613	$9,896,426	$(18,258,736)	$188,236,830

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to assets still held at December 31, 2009 was $15,208,039.

Although a secondary market exists for these investments, it is not active and individual transactions are typically not observable.  When transactions occur in this limited secondary market, there is increased risk that transactions may occur at discounts to the reported net asset value if redemption rights are restricted or eliminated.  Therefore, if the redemption rights in the Portfolio Funds were restricted or eliminated and the Fund was to sell these investments in the secondary market, it is reasonably possible that a buyer in the secondary market may require a discount to the reported net asset value, and the discount could be significant.

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Date	Principal Executive Officer
February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Date	Principal Executive Officer
February 24, 2010

By (Signature	/s/ Mark F. Steen
and Title)	Mark F. Steen
Date	Principal Financial Officer
February 24, 2010